PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4. PROPERTY AND EQUIPMENT
Property and equipment consists of the following (in thousands):

	December 31,
	2023	2022
Laboratory equipment	$2,817	$2,415
Leasehold improvements	425	425
Computer hardware and software	327	305
Office equipment	36	93

Furniture and fixtures	142	142
	3,747	3,380
Less accumulated depreciation and amortization	(3,190)	(3,158)

Total	$557	$222

Depreciation and amortization of property and equipment of $0.1 million and $0.1 million were recorded for the years ended December 31, 2023 and 2022, respectively.